Vanguard Global Equity Fund
Supplement Dated May 3, 2021, to the Prospectus and Summary Prospectus Dated January 31, 2021
Important Changes to Vanguard Global Equity Fund
Effective immediately, Charles Plowden has retired from Baillie Gifford Overseas Ltd. (Baillie Gifford) and no longer serves as a co-portfolio manager of the Baillie Gifford portion of Vanguard Global Equity Fund (the Fund). Spencer Adair and Malcolm MacColl remain as co-portfolio managers of the Baillie Gifford portion of the Fund.
All references to Mr. Plowden and corresponding disclosure related to Mr. Plowden in the Prospectus and Summary Prospectus are hereby deleted. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
To update his title following the retirement of Mr. Plowden, the following replaces Malcolm MacColl under the heading “Investment Advisors” in the Fund Summary section:
Malcolm MacColl, Investment Manager of Global Alpha Strategy at Baillie Gifford and Joint Senior Partner of Baillie Gifford & Co. He has co-managed a portion of the Fund since 2008.
Prospectus Text Changes
To update his title following the retirement of Mr. Plowden, the following replaces Malcolm MacColl under the heading “Investment Advisors” in the More on the Fund section:
Malcolm MacColl, Investment Manager of Global Alpha Strategy at Baillie Gifford and Joint Senior Partner of Baillie Gifford & Co. He has been with Baillie Gifford since 1999, has managed investment portfolios since 2002, and has co-managed a portion of the Fund since 2008. Education: M.A. and M.Litt., University of St. Andrews.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 129 052021

Vanguard Horizon Funds

Supplement Dated May 3, 2021, to the Statement of Additional Information Dated January 31, 2021

Important Changes to Vanguard Global Equity Fund
Effective immediately, Charles Plowden has retired from Baillie Gifford Overseas Ltd. (Baillie Gifford) and no longer serves as a co-portfolio manager of Baillie Gifford’s portion of Vanguard Global Equity Fund (the Fund). Spencer Adair and Malcolm MacColl remain as co-portfolio managers of Baillie Gifford’s portion of the Fund.
All references to Mr. Plowden and corresponding disclosure related to Mr. Plowden in the Fund’s Statement of Additional Information are hereby deleted. The Fund’s investment objective, strategies, and policies remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 069B 052021